Form N-CSR Cover	6 Months Ended
Apr. 30, 2026
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers Preferred Securities and Income SMA Shares, Inc.
Entity Central Index Key	0001760077
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report